Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

14. SUBSEQUENT EVENTS

Management has evaluated all subsequent events to determine if events or transactions occurring through the date the condensed consolidated financial statements were issued, require adjustment to or disclosure in the accompanying condensed consolidated financial statements.

Foreign Currency Exchange Rates

The Argentine peso to United States dollar exchange rate was 59.6558, 57.3922 and 37.5690 at November 13, 2019, September 30, 2019 and December 31, 2018, respectively.

The British pound to United States dollar exchange rate was 0.7784, 0.8142 and 0.7851 at November 13, 2019, September 30, 2019 and December 31, 2018, respectively.

Expense Sharing Agreement

As previously reported, on April 1, 2010, the Company entered into an expense sharing agreement (“ESA”) with a related, but independent, entity under common management, Hollywood Burger Holdings, Inc. (“HBH”), to share expenses with the Company such as office space, support staff and other operating expenses. The ESA was then subsequently amended on April 1, 2011 with its latest amendment on December 27, 2019 to reflect the current use of personnel, office space, professional services and additional general office expenses and to provide that HBH prepay up to an additional $400,000 under the ESA to cover the Company’s pre-offering financing needs. The Company has agreed to reduce HBH’s expense obligations under the ESA by 15% until such time that its prepayment has been reduced to zero. Upon successful completion of the contemplated offering, the Company will refund a majority of the amount HBH has prepaid under the ESA and the full amount to the extent it has available funds. As of December 28, 2019, HBH had repaid the amount owing as of September 30, 2019 and prepaid an additional amount of $310,329 under the ESA.

18. SUBSEQUENT EVENTS

Stock Options

On January 31, 2019, the Board of Directors of GGH granted options to certain employees as consideration for their services to GGH, which included options to acquire 450,000 shares of common stock to GGH’s Chief Executive Officer and options to acquire 75,000 shares to GGH’s Chief Financial Officer all at an exercise price of $0.385 per share. The options vest 25% at the first anniversary of the date of grant, with the remaining 75% vesting in equal quarterly installments over the following three years. The options expire on January 31, 2024.

In addition, in connection with services provided by two members of the Board of Directors of GGH, the Board also granted options to acquire 50,000 shares of common stock of the Company at an exercise price of $0.385 per share. The options vest 25% at the first anniversary of the date of grant, with the remaining 75% vesting in equal quarterly installments over the following three years. The options expire on January 31, 2024.

Gaucho Notes

In January 2019, management of GG gave the option to the noteholders of extending the maturity date from December 31, 2018 to March 31, 2019 of their specific convertible promissory notes. All of the noteholders retain their right, but not the obligation, to convert the principal amount of the note plus accrued interest into GG common stock at a 20% discount to the share price in a future offering of common stock by GG. As of February 11, 2019, all noteholders representing have agreed to the extension of the maturity date on their convertible notes, except for noteholders holding notes in the amount of $10,500 which have matured.

Between January 1, 2019 and March 4, 2019, GG has sold convertible promissory notes in the total amount of $751,000 to accredited investors. The maturity date of the notes is March 31, 2019, and at the option of the holder, the principal amount of the note plus accrued interest can be converted into GG common stock at a 20% discount to the share price in a future offering of common stock by GG.

On March 13, 2019, the Company issued 181,185 shares of common stock at $0.35 per share to employees for the year ended December 31, 2018 of the 401(k) profit sharing plan.

Common Stock

Between February 8, 2019 and March 27, 2019, GGH sold a total of 2,527,857 shares of its common stock to accredited investors for total gross proceeds of $884,750.

Management has evaluated all subsequent events to determine if events or transactions occurring through the date that the consolidated financial statements were issued, require adjustment to or disclosure in the consolidated financial statements.

Foreign Currency Exchange Rates

The Argentine Peso to United States Dollar exchange rate was 43.370, 37.569 and 18.593 at March 31, 2019, December 31, 2018 and December 31, 2017, respectively.